JPMorgan Income ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 33.8%
Aerospace & Defense — 0.1%
Bombardier, Inc. 7.50%, 3/15/2025 (a)	35,000	35,053
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	100,000	89,000
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	52,000	54,730
TransDigm, Inc. 6.25%, 3/15/2026 (a)	80,000	79,611
		258,394
Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	360,000	349,135
5.75%, 4/20/2029 (a)	50,000	46,547
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	151,857	151,096
		546,778
Auto Components — 1.0%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	186,682
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	20,000	18,545
5.88%, 6/1/2029 (a)	360,000	340,287
3.75%, 1/30/2031 (a)	25,000	20,935
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	20,000	18,942
6.50%, 4/1/2027	280,000	263,200
6.88%, 7/1/2028	20,000	19,260
5.00%, 10/1/2029	50,000	43,508
Clarios Global LP
6.75%, 5/15/2025 (a)	25,000	24,984
6.25%, 5/15/2026 (a)	250,000	247,658
8.50%, 5/15/2027 (a)	155,000	151,684
Dana, Inc.
5.38%, 11/15/2027	100,000	91,632
5.63%, 6/15/2028	25,000	23,000
4.25%, 9/1/2030	25,000	20,001
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	80,000	53,237
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	20,000	19,218
5.00%, 7/15/2029	331,000	287,970
5.25%, 4/30/2031	73,000	62,415
		1,893,158
Banks — 1.3%
Bank of America Corp.
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (b) (c) (d)	85,000	84,235
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	250,000	213,750
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	185,000	178,988
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (c) (d)	95,000	85,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	100,000	83,438
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	250,000	253,977
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (d)	200,000	146,518

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (b) (c) (d) (e)	200,000	193,000
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d)	200,000	183,000
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d)	200,000	196,593
Societe Generale SA (France)
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)	200,000	200,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 5/22/2028 (a) (b) (c) (d)	200,000	205,250
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (d)	200,000	205,000
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (c) (d)	50,000	44,800
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	162,000	141,143
		2,415,552
Biotechnology — 0.1%
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	168,076
Building Products — 0.4%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	85,000	78,529
Griffon Corp. 5.75%, 3/1/2028	35,000	32,555
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	45,000	42,300
4.88%, 12/15/2027 (a)	90,000	70,500
Masonite International Corp. 5.38%, 2/1/2028 (a)	100,000	90,615
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	50,000	41,000
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	385,000	348,931
4.38%, 7/15/2030 (a)	20,000	16,400
		720,830
Capital Markets — 0.3%
Charles Schwab Corp. (The) Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	200,000	170,000
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	20,000	11,690
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (c) (d)	95,000	85,941
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	100,000	77,778
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (b) (c) (d) (e)	200,000	195,880
		541,289
Chemicals — 1.3%
Albemarle Corp. 4.65%, 6/1/2027	500,000	490,115
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	200,000	183,373
3.38%, 2/15/2029 (a)	150,000	122,782
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	200,000	140,750
Chemours Co. (The)
5.75%, 11/15/2028 (a)	275,000	241,523
4.63%, 11/15/2029 (a)	50,000	40,250

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	240,000	205,118
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	340,000	305,176
4.25%, 5/15/2029 (a)	20,000	16,675
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,105
4.50%, 10/15/2029	285,000	232,988
4.00%, 4/1/2031	40,000	30,400
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	45,000	36,056
5.13%, 4/1/2029 (a)	220,000	139,975
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	155,000	138,872
5.63%, 8/15/2029 (a)	155,000	127,788
		2,470,946
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	280,000	233,915
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	80,000	69,825
4.88%, 7/15/2032 (a)	180,000	155,738
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	185,000	175,750
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	150,000	140,275
Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026 (e)	100,000	53,470
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	25,000	22,452
GFL Environmental, Inc. (Canada)
3.75%, 8/01/2025 (a)	175,000	163,833
5.13%, 12/15/2026 (a)	20,000	19,259
4.38%, 8/15/2029 (a)	45,000	38,615
Madison IAQ LLC 4.13%, 6/30/2028 (a)	310,000	268,085
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	55,000	54,450
3.38%, 8/31/2027 (a)	190,000	167,175
Stericycle, Inc. 3.88%, 1/15/2029 (a)	80,000	69,600
		1,632,442
Communications Equipment — 0.3%
CommScope, Inc.
6.00%, 3/1/2026 (a)	365,000	353,123
8.25%, 3/1/2027 (a)	150,000	128,761
4.75%, 9/1/2029 (a)	160,000	134,745
		616,629
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	90,000	77,295
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (e)	197,947	179,598
MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	67,713
		324,606

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland) 3.00%, 10/29/2028	420,000	354,854
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	125,000	115,661
4.13%, 8/17/2027	665,000	606,726
3.82%, 11/2/2027	400,000	358,320
2.90%, 2/10/2029	200,000	164,912
OneMain Finance Corp. 3.88%, 9/15/2028	200,000	158,680
		1,759,153
Containers & Packaging — 0.9%
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	400,000	302,520
LABL, Inc. 6.75%, 7/15/2026 (a)	230,000	219,650
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	280,000	276,170
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	25,000	24,051
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	375,000	329,578
TriMas Corp. 4.13%, 4/15/2029 (a)	65,000	55,412
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (f)	200,000	187,934
8.50%, 8/15/2027 (a) (f)	250,000	234,056
		1,629,371
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	195,000	162,338
Diversified Telecommunication Services — 2.9%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	158,000
Altice France SA (France)
8.13%, 2/1/2027 (a)	200,000	190,500
5.13%, 7/15/2029 (a)	450,000	354,650
CCO Holdings LLC
5.00%, 2/1/2028 (a)	475,000	436,649
5.38%, 6/1/2029 (a)	562,000	509,998
4.75%, 3/1/2030 (a)	880,000	756,556
4.50%, 8/15/2030 (a)	492,000	414,510
4.25%, 2/1/2031 (a)	458,000	371,804
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	290,000	275,941
5.00%, 5/1/2028 (a)	20,000	17,800
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	280,000	257,600
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	420,000	353,850
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	585,000	498,712
Sprint Capital Corp.
6.88%, 11/15/2028	125,000	132,451
8.75%, 3/15/2032	435,000	520,108
Switch Ltd. 4.13%, 6/15/2029 (a)	50,000	50,354
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	60,000	49,275
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	135,000	96,696
		5,445,454

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 1.3%
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	200,000	166,475
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (e)	200,000	181,625
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (e)	200,000	187,125
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	187,500
NRG Energy, Inc.
6.63%, 1/15/2027	20,000	20,154
5.75%, 1/15/2028	385,000	368,638
5.25%, 6/15/2029 (a)	25,000	23,041
3.63%, 2/15/2031 (a)	100,000	79,965
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (e)	200,000	190,850
Vistra Operations Co. LLC
5.13%, 5/13/2025 (a)	740,000	720,848
5.63%, 2/15/2027 (a)	12,000	11,609
5.00%, 7/31/2027 (a)	308,000	289,112
		2,426,942
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 3.25%, 2/15/2029	100,000	84,798
Coherent Corp. 5.00%, 12/15/2029 (a)	150,000	132,375
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	385,000	320,226
		537,399
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (e)	187,230	153,915
Nabors Industries, Inc. 5.75%, 2/1/2025	25,000	24,000
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	37,996	37,011
		214,926
Entertainment — 0.6%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	25,000	23,700
6.50%, 5/15/2027 (a)	230,000	230,435
4.75%, 10/15/2027 (a)	400,000	360,996
Netflix, Inc.
5.88%, 11/15/2028	205,000	207,093
6.38%, 5/15/2029	125,000	128,953
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	23,000	19,838
3.88%, 7/15/2030 (a)	217,000	188,067
		1,159,082
Equity Real Estate Investment Trusts (REITs) — 0.6%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	55,000	51,425
5.00%, 7/15/2028 (a)	80,000	72,751
5.25%, 7/15/2030 (a)	135,000	121,500
RHP Hotel Properties LP
4.75%, 10/15/2027	340,000	310,572
4.50%, 2/15/2029 (a)	55,000	48,102

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
VICI Properties LP
4.25%, 12/1/2026 (a)	345,000	320,912
3.75%, 2/15/2027 (a)	245,000	221,007
3.88%, 2/15/2029 (a)	25,000	21,943
4.63%, 12/1/2029 (a)	37,000	33,573
		1,201,785
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	355,000	328,407
5.88%, 2/15/2028 (a)	195,000	186,463
3.50%, 3/15/2029 (a)	80,000	66,642
4.88%, 2/15/2030 (a)	75,000	66,918
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	115,000	110,975
4.25%, 8/1/2029 (a)	155,000	137,744
Rite Aid Corp.
7.50%, 7/01/2025 (a)	173,000	129,973
8.00%, 11/15/2026 (a)	130,000	80,885
US Foods, Inc.
4.75%, 2/15/2029 (a)	114,000	101,588
4.63%, 6/1/2030 (a)	41,000	36,384
		1,245,979
Food Products — 0.5%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	350,000	309,533
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	120,000	114,484
4.63%, 4/15/2030 (a)	420,000	368,487
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	144,964
		937,468
Gas Utilities — 0.1%
AmeriGas Partners LP 5.75%, 5/20/2027	150,000	143,100
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	325,000	299,000
Hologic, Inc. 3.25%, 2/15/2029 (a)	250,000	219,652
Medline Borrower LP
3.88%, 4/1/2029 (a)	440,000	378,294
5.25%, 10/1/2029 (a)	125,000	101,875
Teleflex, Inc. 4.25%, 6/1/2028 (a)	25,000	23,213
		1,022,034
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	90,000	84,616
5.00%, 4/15/2029 (a)	35,000	32,291
Centene Corp.
4.25%, 12/15/2027	120,000	112,618
4.63%, 12/15/2029	545,000	506,760

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	336,000	310,091
5.63%, 3/15/2027 (a)	70,000	59,415
6.00%, 1/15/2029 (a)	80,000	66,747
5.25%, 5/15/2030 (a)	84,000	64,058
DaVita, Inc.
4.63%, 6/1/2030 (a)	35,000	28,332
3.75%, 2/15/2031 (a)	410,000	301,350
Encompass Health Corp.
4.50%, 2/1/2028	275,000	247,295
4.75%, 2/1/2030	80,000	71,000
HCA, Inc.
5.88%, 2/15/2026	405,000	408,299
5.63%, 9/1/2028	280,000	279,612
5.88%, 2/1/2029	265,000	266,795
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	135,000	110,780
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	70,000	66,429
6.25%, 2/1/2027 (a)	20,000	19,159
5.13%, 11/1/2027 (a)	615,000	578,955
4.63%, 6/15/2028 (a)	485,000	434,084
4.38%, 1/15/2030 (a)	25,000	21,777
6.13%, 6/15/2030 (a)	68,000	64,435
		4,134,898
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	190,982
Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	220,000	196,347
4.38%, 1/15/2028 (a)	45,000	40,945
3.50%, 2/15/2029 (a)	50,000	42,632
4.00%, 10/15/2030 (a)	35,000	29,476
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	75,000	66,744
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	220,000	217,427
8.13%, 7/1/2027 (a)	95,000	95,361
4.63%, 10/15/2029 (a)	35,000	29,313
Carnival Corp.
5.75%, 3/1/2027 (a)	55,000	40,897
9.88%, 8/1/2027 (a)	210,000	204,976
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	40,000	41,648
Cedar Fair LP
5.50%, 5/1/2025 (a)	20,000	19,936
5.25%, 7/15/2029	135,000	117,933
Hilton Domestic Operating Co., Inc. 3.75%, 5/1/2029 (a)	115,000	102,052
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	260,000	250,086

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
MGM Resorts International
6.75%, 5/1/2025	170,000	169,189
5.75%, 6/15/2025	50,000	48,828
4.63%, 9/1/2026	155,000	142,996
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	100,000	107,250
11.63%, 8/15/2027 (a)	109,000	111,998
8.25%, 1/15/2029 (a)	63,000	63,951
9.25%, 1/15/2029 (a)	65,000	66,544
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	95,000	92,343
5.50%, 4/15/2027 (a)	285,000	257,338
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	10,000	10,025
Station Casinos LLC 4.50%, 2/15/2028 (a)	80,000	70,562
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	25,000	24,974
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	35,000	33,598
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	80,000	80,170
5.13%, 10/1/2029 (a)	360,000	312,879
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	200,000	183,000
		3,271,418
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	85,000	75,331
Newell Brands, Inc. 4.45%, 4/1/2026 (f)	175,000	165,088
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	250,000	207,269
		447,688
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/01/2028	225,000	206,709
4.13%, 10/15/2030	45,000	37,462
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	272,000	237,168
4.38%, 3/31/2029 (a)	162,000	137,817
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	270,000	230,550
5.50%, 7/15/2030 (a)	45,000	38,537
3.88%, 3/15/2031 (a)	50,000	37,375
		925,618
Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	310,000	292,293
Calpine Corp. 4.63%, 2/1/2029 (a)	95,000	82,023
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	170,000	153,417
		527,733
Internet & Direct Marketing Retail — 0.0% ^
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	160,000	98,479

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 0.2%
Block, Inc. 3.50%, 6/01/2031	180,000	146,072
Gartner, Inc. 4.50%, 7/1/2028 (a)	285,000	268,305
		414,377
Leisure Products — 0.2%
Mattel, Inc. 5.88%, 12/15/2027 (a)	175,000	171,122
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	185,000	140,600
		311,722
Machinery — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	80,000	72,335
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	181,504
		253,839
Media — 3.6%
Charter Communications Operating LLC 5.38%, 4/1/2038	100,000	85,552
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	630,000	542,965
7.75%, 4/15/2028 (a)	72,000	53,644
CSC Holdings LLC
7.50%, 4/1/2028 (a)	200,000	155,782
6.50%, 2/1/2029 (a)	460,000	419,207
Directv Financing LLC 5.88%, 8/15/2027 (a)	310,000	284,450
Discovery Communications LLC 4.95%, 5/15/2042	60,000	46,707
DISH DBS Corp.
5.00%, 3/15/2023	150,000	148,856
5.88%, 11/15/2024	1,271,000	1,207,780
7.75%, 7/1/2026	175,000	146,580
5.25%, 12/1/2026 (a)	129,000	110,747
DISH Network Corp. 11.75%, 11/15/2027 (a)	195,000	200,427
GCI LLC 4.75%, 10/15/2028 (a)	203,000	173,916
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	17,000	12,970
Gray Television, Inc.
7.00%, 5/15/2027 (a)	50,000	45,946
4.75%, 10/15/2030 (a)	276,000	204,210
iHeartCommunications, Inc.
6.38%, 5/1/2026	20,000	18,916
5.25%, 8/15/2027 (a)	405,000	360,681
4.75%, 1/15/2028 (a)	75,000	64,673
Lamar Media Corp. 4.88%, 1/15/2029	100,000	92,424
Midcontinent Communications 5.38%, 8/15/2027 (a)	40,000	36,784
News Corp. 3.88%, 5/15/2029 (a)	185,000	164,419
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	55,000	51,861
4.75%, 11/1/2028 (a)	645,000	573,998
Paramount Global
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (d)	100,000	83,557
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (d)	205,000	169,541

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	390,000	363,964
4.00%, 7/15/2028 (a)	485,000	428,653
5.50%, 7/1/2029 (a)	170,000	158,287
Stagwell Global LLC 5.63%, 8/15/2029 (a)	110,000	94,325
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	70,000	68,217
4.50%, 5/1/2029 (a)	170,000	144,712
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	205,000	195,980
		6,910,731
Metals & Mining — 0.7%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	194,154
Arconic Corp.
6.00%, 5/15/2025 (a)	20,000	19,699
6.13%, 2/15/2028 (a)	230,000	215,958
ATI, Inc.
5.88%, 12/1/2027	25,000	23,301
4.88%, 10/1/2029	25,000	21,311
Big River Steel LLC 6.63%, 1/31/2029 (a)	55,000	52,839
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	270,000	236,250
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	200,000	189,250
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	160,000	146,970
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	80,000	70,353
Novelis Corp.
4.75%, 1/30/2030 (a)	204,000	181,376
3.88%, 8/15/2031 (a)	66,000	54,120
		1,405,581
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	150,000	144,444
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	20,000	20,404
5.75%, 3/1/2027 (a)	25,000	23,873
5.75%, 1/15/2028 (a)	240,000	226,800
5.38%, 6/15/2029 (a)	80,000	73,800
Antero Resources Corp.
8.38%, 7/15/2026 (a)	20,000	21,039
7.63%, 2/1/2029 (a)	85,000	86,729
5.38%, 3/1/2030 (a)	20,000	18,739
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	140,000	133,175
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	75,000	65,981
Buckeye Partners LP
3.95%, 12/1/2026	270,000	238,275
4.13%, 12/1/2027	20,000	17,681
4.50%, 3/1/2028 (a)	45,000	39,938

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP
4.50%, 10/1/2029	165,000	151,470
4.00%, 3/1/2031	20,000	17,475
Cheniere Energy, Inc. 4.63%, 10/15/2028	190,000	175,347
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	20,000	19,299
6.75%, 4/15/2029 (a)	225,000	223,031
Chord Energy Corp. 6.38%, 6/1/2026 (a)	100,000	97,750
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	200,000	195,330
5.88%, 1/15/2030 (a)	25,000	23,034
Crestwood Midstream Partners LP
5.75%, 4/01/2025	90,000	87,738
5.63%, 5/1/2027 (a)	80,000	75,277
8.00%, 4/1/2029 (a)	125,000	125,938
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	210,000	185,031
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	25,000	23,923
Energean Israel Finance Ltd. (Israel) 5.38%, 3/30/2028 (e)	50,000	45,750
EnLink Midstream Partners LP 4.85%, 7/15/2026	20,000	19,100
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	68,000	66,640
6.50%, 7/1/2027 (a)	100,000	97,000
4.50%, 1/15/2029 (a)	105,000	92,285
Genesis Energy LP 8.00%, 1/15/2027	125,000	119,301
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	130,000	129,580
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	210,000	206,428
5.13%, 6/15/2028 (a)	20,000	18,829
4.25%, 2/15/2030 (a)	20,000	17,100
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	67,000	62,961
Leviathan Bond Ltd. (Israel) 6.75%, 6/30/2030 (e)	50,000	47,025
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (e)	200,000	175,000
NuStar Logistics LP
5.63%, 4/28/2027	210,000	197,476
6.38%, 10/1/2030	35,000	32,550
Occidental Petroleum Corp.
8.50%, 7/15/2027	75,000	81,750
6.38%, 9/1/2028	60,000	61,260
8.88%, 7/15/2030	195,000	223,519
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	200,000	165,000
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	50,000	47,250
5.35%, 2/12/2028	300,000	249,375
5.95%, 1/28/2031	330,000	246,774
Range Resources Corp.
8.25%, 1/15/2029	113,000	117,889
4.75%, 2/15/2030 (a)	8,000	7,180
SM Energy Co. 6.75%, 9/15/2026	120,000	117,600

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Southwestern Energy Co.
8.38%, 9/15/2028	160,000	166,149
5.38%, 2/1/2029	20,000	18,880
5.38%, 3/15/2030	35,000	32,907
Sunoco LP
4.50%, 5/15/2029	70,000	60,612
4.50%, 4/30/2030	35,000	30,366
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	185,000	187,312
6.00%, 3/1/2027 (a)	45,000	42,779
5.50%, 1/15/2028 (a)	70,000	63,525
6.00%, 12/31/2030 (a)	20,000	18,100
Targa Resources Partners LP
6.50%, 7/15/2027	285,000	286,548
5.50%, 3/1/2030	25,000	23,903
4.88%, 2/1/2031	70,000	63,757
4.00%, 1/15/2032	205,000	175,806
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (d)	100,000	85,250
		6,267,593
Personal Products — 0.3%
Coty, Inc.
5.00%, 4/15/2026 (a)	80,000	76,699
4.75%, 1/15/2029 (a)	45,000	40,050
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	280,000	263,838
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	170,000	160,225
		540,812
Pharmaceuticals — 1.1%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	315,000	204,259
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	320,000	270,365
9.00%, 12/15/2025 (a)	285,000	205,200
5.75%, 8/15/2027 (a)	500,000	324,921
5.00%, 2/15/2029 (a)	315,000	132,675
5.25%, 1/30/2030 (a)	65,000	27,068
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	250,000	207,772
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	145,000	133,912
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	181,504
Organon & Co.
4.13%, 4/30/2028 (a)	205,000	184,496
5.13%, 4/30/2031 (a)	200,000	177,482
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	50,000	43,272
		2,092,926
Real Estate Management & Development — 0.0% ^
Realogy Group LLC 5.75%, 1/15/2029 (a)	25,000	19,123

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Road & Rail — 0.5%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	90,000	79,065
5.38%, 3/01/2029 (a)	330,000	290,549
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	30,000	24,900
Hertz Corp. (The) 5.00%, 12/1/2029 (a)	225,000	178,555
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	105,000	92,370
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	210,000	211,092
4.50%, 8/15/2029 (a)	155,000	134,931
		1,011,462
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	115,000	114,423
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	95,000	85,983
5.95%, 6/15/2030 (a)	15,000	14,011
Entegris, Inc. 4.38%, 4/15/2028 (a)	205,000	181,156
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	190,000	168,471
		564,044
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	23,875
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	60,000	44,934
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	235,000	211,213
NCR Corp.
5.75%, 9/1/2027 (a)	40,000	38,900
5.13%, 4/15/2029 (a)	485,000	417,202
6.13%, 9/1/2029 (a)	20,000	19,400
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	265,000	253,278
		1,008,802
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	45,000	40,712
4.63%, 11/15/2029 (a)	170,000	148,325
4.75%, 3/1/2030	35,000	29,922
Bath & Body Works, Inc.
7.50%, 6/15/2029	20,000	20,067
6.75%, 7/1/2036	115,000	100,984
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	55,000	42,253
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	30,000	25,447
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	125,000	104,875
Penske Automotive Group, Inc. 3.75%, 6/15/2029	144,000	121,172
PetSmart, Inc. 4.75%, 2/15/2028 (a)	520,000	475,088
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	211,000	188,571
6.13%, 7/1/2029 (a)	70,000	58,059

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
6.00%, 12/1/2029 (a)	9,000	7,372
Staples, Inc. 7.50%, 4/15/2026 (a)	225,000	200,730
		1,563,577
Thrifts & Mortgage Finance — 0.1%
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	198,000	159,390
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	80,000	63,016
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	310,000	288,707
		351,723
Trading Companies & Distributors — 0.8%
Air Lease Corp. 2.20%, 1/15/2027	380,000	331,546
Imola Merger Corp. 4.75%, 5/15/2029 (a)	425,000	379,312
United Rentals North America, Inc.
4.88%, 1/15/2028	440,000	421,986
5.25%, 1/15/2030	20,000	18,850
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	255,000	258,188
7.25%, 6/15/2028 (a)	75,000	75,979
		1,485,861
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 5.38%, 4/4/2032 (a)	200,000	183,750
Sprint LLC 7.63%, 3/1/2026	515,000	541,642
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (d)	100,000	75,251
		800,643
Total Corporate Bonds (Cost $69,884,057)		64,377,197
Asset-Backed Securities — 24.5%
ACC Trust Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	307,346	305,765
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.17%, 11/16/2026 (a)	399,906	381,738
Series 2022-A, Class 1D, 5.53%, 5/17/2027 ‡ (a)	595,000	561,849
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (a)	322,295	313,644
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	6,454	6,393
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	50,000	40,816
American Credit Acceptance Receivables Trust
Series 2022-3, Class B, 4.55%, 10/13/2026 (a)	500,000	486,574
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	200,000	200,598
Series 2020-4, Class E, 3.65%, 12/14/2026 (a)	600,000	572,904
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	800,000	728,741
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	800,000	718,203
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	230,000	216,217
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	190,000	172,142
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	290,000	278,822
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	267,000	256,390
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	210,000	212,409

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AMSR Trust Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	100,000	92,803
Applebee's Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	1,633,500	1,545,964
Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	495,000	449,099
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	461,000	409,539
Series 2022-3A, Class A, 4.62%, 2/20/2027 (a)	943,000	911,672
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class A1R, 5.48%, 10/23/2034 (a) (g)	250,000	239,343
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	9,369	9,204
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.20%, 12/15/2038 (a) (g)	428,500	409,021
Series 2021-FL7, Class D, 6.63%, 12/15/2038 ‡ (a) (g)	275,000	253,572
Series 2021-FL7, Class E, 7.28%, 12/15/2038 ‡ (a) (g)	265,000	238,379
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	114,232	103,534
Conn's Receivables Funding LLC Series 2022-A, Class B, 9.52%, 12/15/2026 ‡ (a)	800,000	792,338
CoreVest American Finance Trust
Series 2019-1, Class E, 5.79%, 3/15/2052 ‡ (a) (g)	300,000	269,896
Series 2019-2, Class E, 5.42%, 6/15/2052 ‡ (a) (g)	350,000	299,053
Series 2019-3, Class E, 4.91%, 10/15/2052 ‡ (a) (g)	350,000	289,955
CPS Auto Receivables Trust Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	230,441
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	250,000	250,764
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	300,000	291,385
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (a)	297,000	229,328
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031 ‡ (a)	71,832	70,113
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	1,980,000	1,569,188
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	750,000	737,652
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	800,000	697,739
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	1,080,000	971,230
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	1,600,000	1,378,406
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	374,000	374,910
Exeter Automobile Receivables Trust
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	750,000	652,800
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	389,053
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	155,504
Series 2022-6A, Class D, 8.03%, 4/6/2029 (h)	375,000	374,889
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	500,000	448,289
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	300,000	262,870
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	430,841	430,349
Series 2022-1FP, Class D, 3.35%, 3/19/2029 ‡ (a)	200,000	182,481
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	229,224	227,929
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (a)	100,000	97,853
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	400,000	399,574
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	250,000	220,238
Series 2021-1A, Class E, 3.14%, 1/18/2028 (a)	650,000	595,500
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	250,000	229,089

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	420,000	402,776
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	852,618
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 5.36%, 7/20/2031 (a) (g)	250,000	246,989
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	421,053	406,362
Hertz Vehicle Financing III LLC Series 2022-3A, Class B, 3.86%, 3/25/2025 (a)	500,000	485,909
Hertz Vehicle Financing LLC Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	300,000	276,238
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 7.64%, 4/20/2037 ‡ (a) (g)	195,500	182,881
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 ‡ (a)	355,920	338,802
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	676,174	637,772
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	927,617
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	50,000	849,959
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	50,000	911,517
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 ‡ (a)	1,000,000	839,127
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	214,357	208,912
Series 2022-C, Class C, 8.68%, 2/15/2030 ‡ (a)	200,000	199,273
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	500,000	375,657
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 5.37%, 7/25/2031 (a) (g)	400,000	392,284
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	582,000	563,660
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	168,000	145,117
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	421,057	373,149
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	213,475	188,835
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	195,570	172,217
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	294,000	284,273
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (a)	290,000	283,468
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (a)	133,076	131,815
Series 2022-2, Class D, 11.34%, 10/9/2029 ‡	863,000	833,074
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 ‡ (a)	1,499,918	1,253,478
Planet Fitness Master Issuer LLC Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	462,675	401,583
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 7.80%, 5/25/2027 (a) (g)	343,000	322,497
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	800,000	630,828
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	2,000,000	1,852,081
Series 2022-2, Class B, 3.44%, 9/15/2027	210,000	202,067
Series 2022-2, Class C, 3.76%, 7/16/2029	400,000	376,505
Series 7, Class C, 6.69%, 3/17/2031	174,000	175,334
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	308,114	279,484
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 ‡ (a)	400,000	387,948
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	300,000	298,659
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 ‡ (a)	101,000	92,601
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	34,306	30,113
Series 2016-1, Class B, 3.65%, 1/7/2026	30,729	27,679
Upstart Pass-Through Trust
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	687,785	650,485

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-PT2, Class A, 18.39%, 2/20/2030 (a) (g)	760,869	771,362
Series 2022-PT3, Class A, 18.96%, 4/20/2030 (a) (g)	477,526	504,126
Upstart Securitization Trust
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000,000	968,905
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	1,500,000	1,313,218
Series 2022-2, Class B, 6.10%, 5/20/2032 ‡ (a)	500,000	477,786
Westlake Automobile Receivables Trust
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	504,000	483,342
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	432,000	408,343
Total Asset-Backed Securities (Cost $49,500,778)		46,652,876
Mortgage-Backed Securities — 21.3%
FNMA UMBS, 30 Year Pool # MA4847, 6.00%, 11/1/2052	14,141,652	14,472,579
GNMA II, 30 Year
Pool # MA8151, 4.50%, 7/20/2052	30	30
Pool # MA8203, 5.50%, 8/20/2052	79,473	80,474
Pool # MA8430, 6.00%, 11/20/2052	14,500,000	14,812,619
GNMA II, Single Family, 30 Year
TBA, 4.50%, 12/15/2052 (h)	4,000,000	3,917,656
TBA, 5.00%, 12/15/2052 (h)	5,917,000	5,911,453
TBA, 5.50%, 12/15/2052 (h)	1,260,000	1,274,944
Total Mortgage-Backed Securities (Cost $39,928,007)		40,469,755
Commercial Mortgage-Backed Securities — 14.8%
BANK
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	700,000	465,266
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	320,000	189,387
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 4.60%, 10/15/2036 (a) (g)	372,506	354,578
Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡ (a) (g)	750,000	551,385
BX Trust
Series 2022-LBA6, Class A, 4.79%, 1/15/2039 (a) (g)	155,000	148,388
Series 2022-PSB, Class A, 6.25%, 8/15/2039 (a) (g)	697,711	691,669
Series 2022-PSB, Class E, 10.13%, 8/15/2039 ‡ (a) (g)	598,038	593,016
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class B, 5.10%, 11/10/2046 ‡ (g)	100,000	96,469
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (g)	100,000	93,940
Series 2018-C5, Class XA, IO, 0.83%, 6/10/2051 (g)	1,502,717	46,198
Series 2018-C6, Class XA, IO, 0.94%, 11/10/2051 (g)	2,153,091	74,155
Series 2015-GC33, Class B, 4.73%, 9/10/2058 ‡ (g)	65,000	60,238
Commercial Mortgage Trust Series 2015-PC1, Class B, 4.43%, 7/10/2050 ‡ (g)	65,000	60,002
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (g)	2,000,000	163,018
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (g)	2,000,000	163,317
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (g)	2,500,000	410,759
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (g)	5,655,112	106,170
Series K741, Class X1, IO, 0.66%, 12/25/2027 (g)	1,447,156	34,155

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K742, Class X1, IO, 0.87%, 3/25/2028 (g)	2,772,507	79,272
Series K742, Class X3, IO, 2.69%, 4/25/2028 (g)	5,000,000	547,671
Series K743, Class X1, IO, 1.03%, 5/25/2028 (g)	1,655,399	69,203
Series K744, Class X1, IO, 0.96%, 7/25/2028 (g)	2,153,761	84,778
Series K084, Class X3, IO, 2.31%, 11/25/2028 (g)	751,485	80,197
Series K104, Class X1, IO, 1.25%, 1/25/2030 (g)	9,360,303	576,455
Series K110, Class X1, IO, 1.81%, 4/25/2030 (g)	8,867,978	823,052
Series K132, Class X1, IO, 0.61%, 8/25/2031 (g)	16,896,808	589,832
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (g)	1,189,107	57,067
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (g)	7,560	805
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡ (g)	413,222	17,081
Series K067, Class X3, IO, 2.19%, 9/25/2044 (g)	1,575,428	126,921
Series K065, Class X3, IO, 2.26%, 7/25/2045 (g)	1,304,230	102,660
Series K085, Class X3, IO, 2.39%, 12/25/2045 (g)	1,850,000	200,288
Series K097, Class X3, IO, 2.09%, 9/25/2046 (g)	3,000,000	312,307
Series K083, Class X3, IO, 2.37%, 11/25/2046 (g)	621,062	66,337
Series K737, Class X3, IO, 1.83%, 1/25/2048 (g)	900,000	52,043
Series K124, Class X3, IO, 2.71%, 2/25/2049 (g)	5,000,000	766,914
Series K741, Class X3, IO, 2.53%, 3/25/2049 (g)	13,766,615	1,358,130
Series K743, Class X3, IO, 3.06%, 6/25/2049 (g)	13,000,000	1,665,083
FNMA ACES
Series 2020-M3, Class X1, IO, 0.45%, 2/25/2030 (g)	3,753,346	79,997
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (g)	2,833,544	43,404
Series 2020-M31, Class AB, 0.50%, 10/25/2032	77,056	61,550
FREMF Mortgage Trust
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	19,896,533	84,501
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	790,000	474,546
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	10,000,000	47,996
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (g)	300,000	245,063
Series 2017-K724, Class D, PO, 12/25/2049 (a)	500,000	449,117
Series 2017-K725, Class C, 4.04%, 2/25/2050 (a) (g)	500,000	482,860
Series 2017-K65, Class B, 4.22%, 7/25/2050 (a) (g)	265,000	248,371
GNMA
Series 2014-135, IO, 0.42%, 1/16/2056 (g)	6,800,611	126,016
Series 137, IO, 0.52%, 10/16/2056 (g)	3,243,065	94,558
Series 2017-53, IO, 0.53%, 11/16/2056 (g)	4,517,779	152,026
Series 2015-114, IO, 0.37%, 3/15/2057 (g)	5,641,291	92,807
Series 2017-158, IO, 0.47%, 9/16/2057 (g)	3,598,013	110,094
Series 2017-3, IO, 0.55%, 9/16/2058 (g)	3,354,057	94,160
Series 2020-184, IO, 0.91%, 11/16/2060 (g)	6,696,597	443,290
Series 2021-218, IO, 0.96%, 10/16/2061 (g)	343,854	25,781
Series 2020-120, IO, 0.76%, 5/16/2062 (g)	6,067,081	364,087
Series 2020-100, IO, 0.78%, 5/16/2062 (g)	5,838,860	353,131
Series 2020-161, IO, 1.05%, 8/16/2062 (g)	5,131,932	374,268
Series 2021-71, IO, 0.87%, 10/16/2062 (g)	3,692,729	245,981
Series 2020-190, IO, 1.03%, 11/16/2062 (g)	873,647	65,732
Series 2021-35, Class IX, IO, 1.16%, 12/16/2062	1,955,928	159,719
Series 2021-120, IO, 1.00%, 2/16/2063 (g)	6,594,946	505,137
Series 2021-170, IO, 0.99%, 5/16/2063 (g)	2,419,964	181,973

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-61, IO, 1.04%, 8/16/2063 (g)	1,428,572	104,263
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (g)	1,971,640	170,882
Series 2021-110, IO, 0.87%, 11/16/2063 (g)	5,858,958	413,502
Series 2021-200, IO, 0.87%, 11/16/2063 (g)	2,064,475	149,691
Series 2021-180, IO, 0.90%, 11/16/2063 (g)	4,700,732	346,474
Series 2021-150, IO, 1.03%, 11/16/2063 (g)	4,868,395	382,402
Series 2021-185, IO, 1.10%, 11/16/2063 (g)	1,521,034	124,931
Series 2022-7, Class SA, IF, IO, 0.33%, 2/16/2064 (g)	1,384,312	106,908
Series 2021-224, IO, 0.78%, 4/16/2064 (g)	1,968,850	134,241
Series 2022-134, IO, 0.51%, 6/16/2064 (g)	2,985,844	152,291
Series 2022-80, IO, 0.59%, 6/16/2064 (g)	1,191,009	64,863
Series 2022-62, IO, 0.62%, 6/16/2064 (g)	1,980,733	114,559
Series 2022-141, IO, 0.77%, 6/16/2064 (g)	4,190,967	297,232
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 ‡ (a)	750,000	580,488
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	800,000	517,071
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 6.04%, 10/15/2039 (a) (g)	104,962	104,143
Series 2022-LPF2, Class E, 9.73%, 10/15/2039 (a) (g)	240,000	236,486
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 4.02%, 1/15/2048 ‡ (a) (g)	250,000	211,226
Series 2015-C33, Class C, 4.77%, 12/15/2048 (g)	150,000	133,231
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (g)	1,500,000	1,413,623
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.05%, 4/15/2047 ‡ (a) (g)	1,337,000	1,235,608
Series 2014-C18, Class B, 4.58%, 10/15/2047 ‡ (g)	100,000	94,291
Series 2016-C31, Class C, 4.41%, 11/15/2049 ‡ (g)	100,000	81,364
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	400,000	352,450
MSC Trust Series 2021-ILP, Class A, 4.65%, 11/15/2023 (a) (g)	239,209	228,418
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.29%, 10/25/2049 ‡ (a) (g)	380,416	350,960
Series 2020-01, Class M10, 7.79%, 3/25/2050 ‡ (a) (g)	1,000,000	915,362
Velocity Commercial Capital Loan Trust
Series 1, 3.59%, 4/25/2048 (a)	196,092	183,404
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (g)	280,483	269,651
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (g)	584,935	564,628
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (a)	250,000	172,557
Series 2022-C62, Class C, 4.50%, 4/15/2055 (g)	150,000	110,858
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class C, 3.91%, 5/15/2045 ‡ (g)	65,000	63,138
Series 2014-C22, Class C, 3.92%, 9/15/2057 (g)	100,000	92,216
Series 2014-C22, Class B, 4.37%, 9/15/2057 ‡ (g)	100,000	94,905
Total Commercial Mortgage-Backed Securities (Cost $31,209,701)		28,052,688
Collateralized Mortgage Obligations — 7.5%
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.44%, 4/25/2046 (g)	158,239	128,110
Connecticut Avenue Securities Trust Series 2019-R01, Class 2B1, 8.37%, 7/25/2031 (a) (g)	1,500,000	1,458,942
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (g)	128,128	119,714

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC STACR REMIC Trust Series 2021-HQA1, Class M2, 5.77%, 8/25/2033 (a) (g)	2,000,000	1,837,986
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 9.17%, 10/25/2029 (g)	250,000	262,802
Series 2017-DNA3, Class B1, 8.47%, 3/25/2030 (g)	250,000	255,597
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 9.77%, 7/25/2029 (g)	1,380,000	1,481,798
Series 2017-C02, Class 2B1, 9.52%, 9/25/2029 (g)	1,920,000	2,054,266
Series 2017-C04, Class 2B1, 9.07%, 11/25/2029 (g)	1,650,000	1,702,913
Series 2017-C05, Class 1B1, 7.62%, 1/25/2030 (g)	150,000	147,845
Series 2017-C06, Class 1B1, 8.17%, 2/25/2030 (g)	450,000	458,080
Series 2018-C01, Class 1B1, 7.57%, 7/25/2030 (g)	300,000	297,442
Series 2021-R02, Class 2B1, 6.82%, 11/25/2041 (a) (g)	64,000	57,400
Series 2021-R02, Class 2B2, 9.72%, 11/25/2041 (a) (g)	26,000	21,197
GNMA
Series 2014-181, Class SL, IF, IO, 1.66%, 12/20/2044 (g)	552,081	53,411
Series 2017-134, Class SD, IF, IO, 2.26%, 9/20/2047 (g)	549,836	64,613
Series 2019-52, Class SA, IF, IO, 2.16%, 4/20/2049 (g)	811,464	74,177
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	1,051,192	151,404
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,570,687	220,944
Series 2021-117, Class ES, IF, IO, 2.36%, 7/20/2051 (g)	1,810,756	211,831
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	162,074	23,465
Series 2021-154, Class SD, IF, IO, 2.36%, 9/20/2051 (g)	557,877	71,280
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	3,236,077	469,726
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (f)	270,000	253,997
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (a) (g)	168,608	145,589
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (f)	189,040	185,811
PRPM LLC Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (f)	1,000,000	847,261
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (f)	191,355	178,419
STACR Trust
Series 2018-HRP2, Class M3, 6.42%, 2/25/2047 ‡ (a) (g)	273,330	266,396
Series 2018-DNA3, Class B1, 7.92%, 9/25/2048 ‡ (a) (g)	300,000	297,093
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (g)	500,000	461,045
Total Collateralized Mortgage Obligations (Cost $15,080,984)		14,260,554
Foreign Government Securities — 2.4%
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	150,000	135,000
6.00%, 2/22/2033 (e)	150,000	135,000
5.88%, 1/30/2060 (e)	150,000	111,000
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	200,000	158,750
7.38%, 9/28/2033 (e)	400,000	291,500
8.25%, 9/28/2051 (a)	200,000	136,500
Federative Republic of Brazil 3.75%, 9/12/2031	200,000	171,200
Gabonese Republic 7.00%, 11/24/2031 (e)	200,000	164,663
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (e)	200,000	178,225
Islamic Republic of Pakistan 6.00%, 4/8/2026 (e)	200,000	82,022
Kingdom of Bahrain 5.45%, 9/16/2032 (e)	200,000	175,500

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Angola 8.00%, 11/26/2029 (e)	200,000	180,750
Republic of Colombia 3.00%, 1/30/2030	200,000	150,500
Republic of Costa Rica 6.13%, 2/19/2031 (e)	200,000	193,500
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (e) (f)	125,389	121,259
6.13%, 6/15/2033 (e)	200,000	176,750
Republic of Ecuador
5.50%, 7/31/2030 (e) (f)	90,000	54,495
2.50%, 7/31/2035 (e) (f)	30,000	13,065
Republic of El Salvador
6.38%, 1/18/2027 (e)	50,000	20,447
7.12%, 1/20/2050 (e)	150,000	54,188
Republic of Ghana
6.38%, 2/11/2027 (e)	200,000	76,000
8.75%, 3/11/2061 (e)	200,000	64,225
Republic of Iraq
6.75%, 3/9/2023 (e)	200,000	196,975
5.80%, 1/15/2028 (e)	171,875	153,860
Republic of Kenya 8.00%, 5/22/2032 (e)	200,000	173,500
Republic of Paraguay 5.40%, 3/30/2050 (a)	200,000	168,162
Republic of Rwanda 5.50%, 8/9/2031 (a)	200,000	146,850
Republic of Senegal
6.25%, 5/23/2033 (e)	200,000	166,537
6.75%, 3/13/2048 (e)	200,000	143,225
Republic of South Africa 6.25%, 3/8/2041	100,000	86,894
State of Mongolia 4.45%, 7/7/2031 (e)	200,000	144,022
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (e)	200,000	199,250
6.50%, 3/8/2047 (e)	200,000	178,500
Total Foreign Government Securities (Cost $5,760,882)		4,602,314
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
Foreign Exchange Currency Options — 0.0% ^
Foreign Exchange USD / TWD
12/19/2022 at USD 32.00, Vanilla, European Style
Notional Amount: USD 5,432,250
Counterparty: Goldman Sachs International * (Cost $47,440)	5,432,250	2,166

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (i) (j) (Cost $2,784,494)	2,783,820	2,784,655
Total Investments — 105.8% (Cost $214,196,343)		201,202,205
Liabilities in Excess of Other Assets — (5.8)%		(11,011,251)
NET ASSETS — 100.0%		190,190,954

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 12/25/2052(a)	(9,070,000)	(9,030,319)
(Proceeds received of $8,746,640)		(9,030,319)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	56	03/22/2023	USD	6,731,375	67,695
U.S. Treasury Long Bond	4	03/22/2023	USD	510,625	5,023
U.S. Treasury Ultra Bond	2	03/22/2023	USD	274,438	6,371
U.S. Treasury 2 Year Note	43	03/31/2023	USD	8,838,852	29,541
U.S. Treasury 5 Year Note	343	03/31/2023	USD	37,317,328	299,447
					408,077
Short Contracts
U.S. Treasury 10 Year Note	(92)	03/22/2023	USD	(10,469,313)	(80,693)
U.S. Treasury 10 Year Ultra Note	(16)	03/22/2023	USD	(1,923,250)	(19,534)
U.S. Treasury Ultra Bond	(1)	03/22/2023	USD	(137,219)	(3,190)
					(103,417)
					304,660

Abbreviations
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$31,445,805	$15,207,071	$46,652,876
Collateralized Mortgage Obligations	—	13,236,020	1,024,534	14,260,554
Commercial Mortgage-Backed Securities	—	19,842,861	8,209,827	28,052,688
Corporate Bonds	—	64,377,197	—	64,377,197
Foreign Government Securities	—	4,602,314	—	4,602,314
Mortgage-Backed Securities	—	40,469,755	—	40,469,755
Options Purchased
Call Options Purchased	—	2,166	—	2,166
Short-Term Investments
Investment Companies	2,784,655	—	—	2,784,655
Total Investments in Securities	$2,784,655	$173,976,118	$24,441,432	$201,202,205
Liabilities
TBA Short Commitment	$—	$(9,030,319)	$—	$(9,030,319)
Total Liabilities in Securities Sold Short	$—	$(9,030,319)	$—	$(9,030,319)
Appreciation in Other Financial Instruments
Futures Contracts	$408,077	$—	$—	$408,077
Depreciation in Other Financial Instruments
Futures Contracts	(103,417)	—	—	(103,417)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$304,660	$—	$—	$304,660
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$8,815,163	$—	$(891,470)	$56,148	$11,795,411	$(4,827,797)	$259,616	$—	$15,207,071
Collateralized Mortgage Obligations	1,517,003	—	(53,757)	(13)	1,104,965	(26,661)	—	(1,517,003)	1,024,534
Commercial Mortgage-Backed Securities	6,631,360	12	(819,246)	4,434	3,408,041	(1,014,774)	—	—	8,209,827
Total	$16,963,526	$12	$(1,764,473)	$60,569	$16,308,417	$(5,869,232)	$259,616	$(1,517,003)	$24,441,432

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(1,727,031). This amount is included in Change in net unrealized appreciation/ depreciation on investments in non-affiliates on the Statements of Operations.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,843,145	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (21.32%)
			Yield (Discount Rate of Cash Flows)	6.37% - 13.85% (10.54%)

Asset-Backed Securities	11,843,145
	1,024,534	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (5.50%)
			Yield (Discount Rate of Cash Flows)	8.06% - 14.83% (11.20%)

Collateralized Mortgage Obligations	1,024,534
	8,209,827	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.21%)
			Yield (Discount Rate of Cash Flows)	5.91% - 12.83% (10.44%)

Commercial Mortgage- Backed Securities	8,209,827
Total	$21,077,506

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $ 3,363,926. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b)	$18,529,733	$78,015,171	$93,756,794	$(4,182)	$727	$2,784,655	2,783,820	$32,964	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.